Commitments and Contingencies (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 15, 2013 sqft	Nov. 25, 2013 iHance, Inc. Subsequent Event
Leases
Deferred rent	$ 1,481,000		$ 148,000	$ 176,000
Rent expense under operating leases	1,985,000	906,000	1,488,000	798,000	346,000
Capital leases			0
Future minimum operating lease payments
2013			2,367,000
2014			2,765,000
2015			3,014,000
2016			2,072,000
Total			10,218,000
Area of office space (in square feet)						10,406
Portland lease	1,200,000
Term of operating lease	5 years
Future payments for non-cancellable contractual agreements
2013			2,700,000
2014			616,000
2015			113,000
Contractual obligation under the software end user agreement	1,800,000
Term of the software end user agreement	3 years
Legal Proceedings
Settlement amount agreed to be paid							$ 950,000